TYPE			13F-HR

PERIOD			06/30/09

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: JUNE 30, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   JULY 20, 2009

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2009.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  30 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $17,924(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      772     5423 SH       Sole                     3328              2095
                                                                39      275 SH       Other                                       275
COVIDIEN LTD                   COM              G2554F105      815    21764 SH       Sole                    13602              8162
                                                                23      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1018    31420 SH       Sole                    19440             11980
                                                                51     1560 SH       Other                                      1560
FIDELITY NATL FINL             COM              31620R105      710    52505 SH       Sole                    32600             19905
                                                                36     2625 SH       Other                                      2625
GOOGLE INC CL A                COM              38259p508      672     1595 SH       Sole                      980               615
                                                                34       80 SH       Other                                        80
JOHNSON & JOHNSON              COM              478160104     2005    35298 SH       Sole                    22320             12978
                                                                91     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104     1000    39469 SH       Sole                    24242             15227
                                                                54     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104      952    13718 SH       Sole                     8403              5315
                                                                48      690 SH       Other                                       690
PHILIP MORRIS INTL             COM              718172109     1970    45156 SH       Sole                    27621             17535
                                                               135     3100 SH       Other                                      3100
SPDR GOLD TRUST                COM              78463V107      672     7375 SH       Sole                     4765              2610
                                                                31      340 SH       Other                                       340
SPDR TRUST SER 1               COM              78462f103     2594    28213 SH       Sole                    17443             10770
                                                               129     1405 SH       Other                                      1405
ST JUDE MEDICAL                COM              790849103     1034    25160 SH       Sole                    15460              9700
                                                                49     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101      954    23998 SH       Sole                    14783              9215
                                                                44     1110 SH       Other                                      1110
WAL-MART STORES                COM              931142103     1147    23680 SH       Sole                    14690              8990
                                                                57     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102      752    17660 SH       Sole                    10955              6705
                                                                35      825 SH       Other                                       825